CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances at Jan. 01, 2011	$ 12	$ 11,690	$ 15,630	$ (2,489)	$ 24,843
Balances (in Shares) at Jan. 01, 2011	4,869,000
Net income			3,550		3,550
Other comprehensive loss				(610)	(610)
Exercise of stock options	1	493			494
Exercise of stock options (in Shares)	147,000
Stock based compensation expense		339			339
Stock based compensation expense (in Shares)	25,000
Balances at Dec. 31, 2011	13	12,522	19,180	(3,099)	28,616
Balances (in Shares) at Dec. 31, 2011	5,041,000				5,041,367
Net income			5,871		5,871
Other comprehensive loss				(319)	(319)
Stock issued in payment of EBTEC acquisition		1,630			1,630
Stock issued in payment of EBTEC acquisition (in Shares)	151,000
Exercise of stock options		135			135
Exercise of stock options (in Shares)	88,000
Stock based compensation expense		532			532
Stock based compensation expense (in Shares)	25,000
Balances at Dec. 29, 2012	$ 13	$ 14,819	$ 25,051	$ (3,418)	$ 36,465
Balances (in Shares) at Dec. 29, 2012	5,305,000				5,304,562